Other Operating Gains Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 423	$ 29
Revaluation of warrants	419
Woodbridge [member]
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net		16
Refinitiv [member]
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 23	$ 6